Commitments and Contingencies (Details) - USD ($)		1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 10, 2016	Dec. 31, 2016	Oct. 17, 2016	Dec. 30, 2015	Dec. 18, 2015	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Sep. 17, 2015
Loss Contingencies [Line Items]
Gain on legal settlement								$ 340,000
Shares received to be canceled				1,000,000
Warrant received in share purchase agreement				2,500,000
Put liability - Noncontrolling interest investment		$ 3,000,000					$ 3,000,000	0	$ 3,000,000
Payments of Extension Fees Related to Investment Liabilities						$ 300,000
Investment-related Liabilities		3,000,000					$ 3,000,000	$ 3,000,000
Share Exchange Extension Period							2 months
Digital Payments Processing Limited [Member]
Loss Contingencies [Line Items]
Equity interest issued in share purchase agreement				10.00%
Loan Payableto HALLMOM LLC [Member]
Loss Contingencies [Line Items]
Shares Issued for Repayment of Debtas Percentage of Total Paid up Share Capital Percent				10.00%
Loan Payableto HALLMOM LLC [Member] | Loans Payable [Member]
Loss Contingencies [Line Items]
Warrant received in share purchase agreement				2,500,000
Share Exchange Shares Received To Be Canceled				1,000,000
Extinguishment of Debt, Amount				$ 2,000,000
Convertible Debt [Member] | Convertible Promissory Note [Member]
Loss Contingencies [Line Items]
Long term debt, face value				$ 2,000,000						$ 2,000,000
Reinvention Capital Advisors Co. [Member]
Loss Contingencies [Line Items]
Damages sought					$ 500,996
Litigation Settlement, Amount	$ 300,000	$ 50,000
Hall MOM LLC [Member]
Loss Contingencies [Line Items]
Damages sought			$ 1,000,000